SCHEDULE OF DERIVATIVE INSTRUMENTS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Short-Term Debt [Line Items]
Accretion and interest expense	$ 322,280	$ 18,574	$ 74,319	$ 60,638
Foreign currency translation	164,780	(87,762)	(278,066)	(76,806)
Fair value of embedded derivative liability recognized			25,041
Fair value adjustment	(11,559,791)	(14,534)	(5,701,270)	4,979
Amortization	300,034
Debt Host Liability [Member]
Short-Term Debt [Line Items]
Balance, beginning	107	96,318	96,318
Value of debt host liability recognized			1	87,083
Accretion and interest expense	9,773		23,693	8,751
Foreign currency translation	(45)		5,655	484
Conversion	(300,000)		(125,560)
Effects of change in functional currency	1,500,000
Balance, ending	1,209,835		107	96,318
Debt Host Liability [Member] | July 2020 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning		96,318	96,318
Value of debt host liability recognized				87,083
Accretion and interest expense			23,587	8,751
Foreign currency translation			5,655	484
Conversion			(125,560)
Effects of change in functional currency
Balance, ending				96,318
Debt Host Liability [Member] | June 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning	44
Value of debt host liability recognized			1
Accretion and interest expense	529		43
Foreign currency translation
Conversion	(300,000)
Effects of change in functional currency	1,500,000
Balance, ending	1,200,573		44
Debt Host Liability [Member] | July 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning	63
Value of debt host liability recognized
Accretion and interest expense	9,244		63
Foreign currency translation	(45)
Conversion
Effects of change in functional currency
Balance, ending	9,262		63
Embedded Derivative Liability [Member]
Short-Term Debt [Line Items]
Balance, beginning	7,449,700	20,123	20,123
Foreign currency translation	(3,914)		86,954	61
Fair value of embedded derivative liability recognized			1,646,600	25,041
Fair value adjustment	(205,450)		5,701,270	(4,979)
Conversion			(5,247)
Effects of change in functional currency	(7,028,606)
Balance, ending	211,730		7,449,700	20,123
Embedded Derivative Liability [Member] | July 2020 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning		20,123	20,123
Foreign currency translation			1,182	61
Fair value of embedded derivative liability recognized				25,041
Fair value adjustment			(16,058)	(4,979)
Conversion			(5,247)
Effects of change in functional currency
Balance, ending				20,123
Embedded Derivative Liability [Member] | June 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning	7,449,700
Foreign currency translation			85,772
Fair value of embedded derivative liability recognized			1,646,600
Fair value adjustment			5,717,328
Conversion
Effects of change in functional currency	(7,449,700)
Balance, ending			7,449,700
Embedded Derivative Liability [Member] | July 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning
Foreign currency translation	(3,914)
Fair value of embedded derivative liability recognized
Fair value adjustment	(205,450)
Conversion
Effects of change in functional currency	421,094
Balance, ending	211,730
Combined Value of Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning	7,449,807	116,441	116,441
Balance, ending	221,599		7,449,807	116,441
Convertible Debt	7,449,807	116,441	116,441
Conversion
Convertible Debt			7,449,807	116,441
Balance, beginning	(7,449,807)	(116,441)	(116,441)
Balance, ending			(7,449,807)	(116,441)
Combined Value of Convertible Debenture [Member] | July 2020 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning		116,441	116,441
Balance, ending				116,441
Convertible Debt		116,441	116,441
Conversion
Convertible Debt				116,441
Balance, beginning		(116,441)	(116,441)
Balance, ending				(116,441)
Combined Value of Convertible Debenture [Member] | June 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning	7,449,744
Balance, ending	607		7,449,744
Convertible Debt	7,449,744
Conversion
Convertible Debt			7,449,744
Balance, beginning	(7,449,744)
Balance, ending			(7,449,744)
Combined Value of Convertible Debenture [Member] | July 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Balance, beginning	63
Balance, ending	220,992		63
Convertible Debt	63
Conversion
Convertible Debt			63
Balance, beginning	(63)
Balance, ending			(63)
Debt Discount [Member]
Short-Term Debt [Line Items]
Effects of change in functional currency	(1,500,000)
Convertible Debt
Amortization	300,034
Convertible Debt	1,199,966
Balance, beginning
Balance, ending	(1,199,966)
Debt Discount [Member] | July 2020 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Effects of change in functional currency
Convertible Debt
Amortization
Convertible Debt
Balance, beginning
Balance, ending
Debt Discount [Member] | June 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Effects of change in functional currency	(1,500,000)
Convertible Debt
Amortization	300,034
Convertible Debt	1,199,966
Balance, beginning
Balance, ending	(1,199,966)
Debt Discount [Member] | July 2021 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Effects of change in functional currency
Convertible Debt
Amortization
Convertible Debt
Balance, beginning
Balance, ending